UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06303

        Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 3.2% (2.0% of Total Investments)
$ 3,500	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds,	6/08 at 102.00	AAA	$3,588,235
	Series 1998, 5.200%, 6/01/24 – MBIA Insured
	Jefferson County, Alabama, Sewer Revenue Capitol Improvement Warrants, Series 2001A:
6,340	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	6,946,865
6,970	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	7,649,924
7,475	5.500%, 2/01/31 (Pre-refunded 2/01/11) – FGIC Insured	2/11 at 101.00	AAA	8,204,186

24,285	Total Alabama			26,389,210

	Alaska – 1.9% (1.2% of Total Investments)
6,110	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	Aaa	6,213,870
	12/01/27 – FGIC Insured
11,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	9,263,100
	Series 2006A, 5.000%, 6/01/46

17,110	Total Alaska			15,476,970

	Arizona – 1.9% (1.2% of Total Investments)
5,350	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	5,457,803
	Project, Series 2003A, 5.000%, 7/01/28 – MBIA Insured
1,000	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aaa	1,126,930
	FGIC Insured
8,010	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	8,472,818
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27

14,360	Total Arizona			15,057,551

	Arkansas – 0.9% (0.6% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aaa	587,775
19,800	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aaa	2,652,210
4,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	4,120,920
	5.000%, 11/01/34 – MBIA Insured

26,300	Total Arkansas			7,360,905

	California – 11.6% (7.2% of Total Investments)
1,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.750%,	5/12 at 101.00	Aaa	1,137,570
	5/01/17 (Pre-refunded 5/01/12)
6,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	5,861,400
	Health System/West, Series 2003A, 5.000%, 3/01/33
3,450	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	3,503,889
	Institutes, Series 2001, 5.250%, 10/01/34
5,335	California State, Variable Purpose General Obligation Bonds, Series 2007, Lehman Municipal	6/17 at 100.00	A+	5,375,333
	Trust Receipts FC5, 10.329%, 6/01/37 (IF)
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	1,324,123
	Health System, Series 2005A, 5.250%, 7/01/30
14,600	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A+	15,031,576
25,000	California, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – MBIA Insured (UB)	3/16 at 100.00	AAA	24,717,500
10,000	California, Various Purpose General Obligation Bonds, Series 1999, 4.750%, 4/01/29 –	4/09 at 101.00	AAA	10,004,500
	MBIA Insured
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	AAA	8,509,605
	1995A, 5.000%, 1/01/35 – MBIA Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
10,000	5.000%, 6/01/33	6/17 at 100.00	BBB	8,793,700
1,500	5.125%, 6/01/47	6/17 at 100.00	BBB	1,299,495
30,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AAA	6,542,700
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – MBIA Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	979,140
	2006C, 0.000%, 9/01/30 – MBIA Insured
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,379,265
	Bonds, Series 2005A-1, 5.500%, 6/01/45

121,245	Total California			94,459,796

	Colorado – 5.0% (3.1% of Total Investments)
10,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	10,273,900
	5.625%, 11/15/23 – AMBAC Insured (Alternative Minimum Tax)
5,385	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AAA	1,971,825
	9/01/26 – MBIA Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33	No Opt. Call	AAA	10,008,680
	(WI/DD, Settling 2/06/08) – MBIA Insured
14,400	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17	9/10 at 65.63	AAA	8,865,072
	(Pre-refunded 9/01/10) – MBIA Insured
8,740	Larimer County School District R1, Poudre, Colorado, General Obligation Bonds, Series 2000,	12/10 at 100.00	Aaa	9,411,319
	5.125%, 12/15/19 (Pre-refunded 12/15/10) – FGIC Insured

81,525	Total Colorado			40,530,796

	Connecticut – 0.6% (0.4% of Total Investments)
4,395	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/17 (Pre-refunded	8/11 at 100.00	Aaa	4,825,842
	8/15/11) – FGIC Insured

	Florida – 0.7% (0.4% of Total Investments)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+ (4)	5,581,950
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

	Hawaii – 1.3% (0.8% of Total Investments)
10,000	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B,	7/10 at 101.00	Aaa	10,596,700
	5.750%, 7/01/21 – FGIC Insured

	Illinois – 15.4% (9.6% of Total Investments)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Revenues, Series 2001C:
1,000	5.500%, 12/01/18 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	1,109,560
3,690	5.000%, 12/01/19 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	4,027,192
3,000	5.000%, 12/01/20 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	3,274,140
2,000	5.000%, 12/01/21 (Pre-refunded 12/01/11) – FSA Insured	12/11 at 100.00	AAA	2,182,760
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
9,400	0.000%, 12/01/14 – FGIC Insured	No Opt. Call	Aaa	7,341,494
4,400	0.000%, 12/01/15 – FGIC Insured	No Opt. Call	Aaa	3,281,652
32,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/32 –	No Opt. Call	Aaa	9,637,650
	FGIC Insured
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A:
680	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	Aaa	744,981
4,320	6.000%, 1/01/28 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	Aaa	4,732,819
190	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.000%, 1/01/18 – AMBAC Insured	7/12 at 100.00	AAA	201,603
	Chicago, Illinois, General Obligation Bonds, Series 2002A:
70	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	AAA	76,859
6,190	5.000%, 1/01/18 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	Aaa	6,796,496
5,045	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.750%, 1/01/30 –	1/10 at 101.00	Aaa	5,284,385
	FGIC Insured
13,190	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998A, 5.125%, 1/01/35 – MBIA Insured	1/09 at 101.00	AAA	13,212,423
	(Alternative Minimum Tax)
	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2000:
8,000	5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	AAA	8,588,640
7,750	6.000%, 1/01/30 (Pre-refunded 1/01/10) – MBIA Insured	1/10 at 101.00	AAA	8,356,360
	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational
	Advancement Foundation Fund, University Center Project, Series 2002:
3,000	6.625%, 5/01/17 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	3,503,250
1,800	6.000%, 5/01/22 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	2,057,022
1,050	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program -	12/14 at 100.00	Aaa	1,099,140
	Kankakee County, Series 2005B, 5.000%, 12/01/20 – AMBAC Insured
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	2/15 at 100.00	Aaa	15,444,600
	5.000%, 12/01/42 (UB)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+ (4)	5,765,350
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
10,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	10,544,300
	2/15/30 – AMBAC Insured (ETM)
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.450%, 12/01/21 –	12/10 at 100.00	AAA	5,295,900
	MBIA Insured
2,270	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	2,324,049
	Project, Series 2002A, 5.000%, 12/15/28 – MBIA Insured
1,000	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	AA	938,750
	3/01/30 – RAAI Insured

145,715	Total Illinois			125,821,375

	Indiana – 1.7% (1.1% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,042,520
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
3,240	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	3,439,649
	Series 2002, 5.625%, 7/01/19 – AMBAC Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,383,920
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
6,540	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/08 at 101.00	AAA	6,207,114
	1998A, 4.625%, 8/15/28 – MBIA Insured

14,180	Total Indiana			14,073,203

	Iowa – 2.4% (1.5% of Total Investments)
8,585	Iowa Finance Authority, Hospital Facilities Revenue Bonds, Iowa Health System, Series 1998A,	7/08 at 102.00	AAA	8,863,412
	5.125%, 1/01/28 (Pre-refunded 7/01/08) – MBIA Insured
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	BBB	3,639,400
7,000	5.625%, 6/01/46	6/15 at 100.00	BBB	6,562,570

19,585	Total Iowa			19,065,382

	Kansas – 0.8% (0.5% of Total Investments)
4,585	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2000,	9/10 at 100.00	Aaa	4,861,751
	4.750%, 9/01/19 (Pre-refunded 9/01/10) – FSA Insured
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,805,755
	5.300%, 6/01/31 – MBIA Insured

6,335	Total Kansas			6,667,506

	Kentucky – 0.3% (0.2% of Total Investments)
2,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series	2/12 at 100.00	AAA	2,760,150
	2002, 5.375%, 2/01/18 (Pre-refunded 2/01/12) – FSA Insured

	Louisiana – 3.6% (2.2% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AAA	11,570,200
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – FSA Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	9,069,480
	Series 2007A, 5.500%, 5/15/47
5,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.000%,	7/12 at 100.00	AAA	6,034,050
	7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
2,600	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	2,534,376
	Series 2001B, 5.875%, 5/15/39

27,100	Total Louisiana			29,208,106

	Massachusetts – 8.1% (5.1% of Total Investments)
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	8,796,325
	Institute of Technology, Series 2002K, 5.500%, 7/01/32
6,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	6,065,640
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/08 at 101.00	AAA	13,346,775
	1997A, 5.000%, 1/01/37 – MBIA Insured
13,500	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate	1/09 at 101.00	AAA	13,488,795
	Series 1999A, 5.000%, 1/01/39 – AMBAC Insured
1,375	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	1,462,436
	Series 1999A, 5.750%, 8/01/29 (Pre-refunded 8/01/09)
5,570	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	8/09 at 101.00	AAA	5,808,619
	Series 1999A, 5.750%, 8/01/29
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	Aaa	10,904,400
	(Pre-refunded 8/01/10) – FGIC Insured
5,730	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/10 at 100.00	AAA	6,171,726
	2000-2, 5.250%, 11/01/20 (Pre-refunded 11/01/10) – AMBAC Insured

63,080	Total Massachusetts			66,044,716

	Michigan – 2.1% (1.3% of Total Investments)
5,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	4,996,100
	7/01/35 – MBIA Insured
3,790	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	4,033,811
	Series 2005, 5.000%, 6/01/20 – FSA Insured
7,425	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1 (4)	7,977,494
	Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)

16,215	Total Michigan			17,007,405

	Minnesota – 1.3% (0.8% of Total Investments)
	Chaska, Minnesota, Electric Revenue Bonds, Generating Facility Project, Series 2000A:
1,930	6.000%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,103,391
2,685	6.000%, 10/01/25 (Pre-refunded 10/01/10)	10/10 at 100.00	A3 (4)	2,926,220
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	5,266,307
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)

8,270	Total Minnesota			10,295,918

	Mississippi – 0.6% (0.4% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,899,581
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
2,500	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Forrest County General	1/11 at 101.00	Aaa	2,736,975
	Hospital, Series 2000, 5.500%, 1/01/27 (Pre-refunded 1/01/11) – FSA Insured

4,375	Total Mississippi			4,636,556

	Missouri – 1.6% (1.0% of Total Investments)
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AAA	5,464,950
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
2,400	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,551,752
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/23 – FSA Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	AAA	5,129,049
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured

32,750	Total Missouri			13,145,751

	Nevada – 7.4% (4.6% of Total Investments)
	Clark County School District, Nevada, General Obligation Bonds, Series 2002C:
34,470	5.000%, 6/15/20 (Pre-refunded 6/15/12) – MBIA Insured	6/12 at 100.00	AAA	37,817,724
10,380	5.000%, 6/15/22 (Pre-refunded 6/15/12) – MBIA Insured	6/12 at 100.00	AAA	11,388,106
1,275	Nevada, General Obligation Refunding Bonds, Municipal Bond Bank Projects 65 and R-6, Series	5/08 at 100.00	AAA	1,280,406
	1998, 5.000%, 5/15/22 – MBIA Insured
10,000	Reno, Nevada, Health Facilities, Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	10,084,600
	5.250%, 7/01/31 (UB)

56,125	Total Nevada			60,570,836

	New Jersey – 5.1% (3.2% of Total Investments)
1,000	New Jersey Building Authority, State Building Revenue Bonds, Series 2002A, 5.000%, 12/15/21	12/12 at 100.00	AAA	1,108,460
	(Pre-refunded 12/15/12) – FSA Insured
2,150	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	2,422,663
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B,	12/11 at 100.00	AAA	2,289,364
	6.000%, 12/15/19 (Pre-refunded 12/15/11) – MBIA Insured
3,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,646,560
	5.500%, 6/15/22 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/33 – FSA Insured	No Opt. Call	AAA	5,630,000
20,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AAA	4,795,200
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AAA	4,542,800
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
2,340	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	2,574,374
1,000	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,141,240
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
9,420	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	11,297,594
1,850	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,173,103

82,985	Total New Jersey			41,621,358

	New Mexico – 0.8% (0.5% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,558,383
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)

	New York – 17.2% (10.8% of Total Investments)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000B:
65	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	69,770
100	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	Aaa	107,400
1,005	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	1,079,370
8,830	6.000%, 2/15/30 (Pre-refunded 2/15/10) – MBIA Insured	2/10 at 100.00	AAA	9,483,420
275	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/08 at 101.00	AAA	278,889
	Series 1998, 5.000%, 7/01/28 – MBIA Insured
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,500,763
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
20,000	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	22,006,199
	Asset-Backed Bonds, Series 2000, 6.125%, 7/15/30 (Pre-refunded 7/15/10)
1,320	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	1,260,494
	2/15/47 – MBIA Insured
1,130	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	1,243,599
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
15,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2000A,	4/10 at 100.00	Aaa	16,177,500
	6.000%, 4/01/30 (Pre-refunded 4/01/10) – FGIC Insured
90	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	87,000
	Drivers 1662, 8.651%, 11/15/32 – FSA Insured (IF)
13,335	Metropolitan Transportation, Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	13,186,848
	4.500%, 11/15/32 – FSA Insured (UB)
12,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	AAA	13,395,500
	Series 1999A, 6.400%, 7/15/33 (Pre-refunded 7/15/09)
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000B:
2,065	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	2,244,655
8,035	5.750%, 11/15/19 (Pre-refunded 5/15/10)	5/10 at 101.00	AAA	8,734,045
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
950	5.000%, 8/01/17	8/12 at 100.00	AA	1,002,621
6,555	5.750%, 8/01/18	8/12 at 100.00	AA	7,147,375
3,990	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	8/12 at 100.00	Aa3 (4)	4,522,865
	(Pre-refunded 8/01/12)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,566,300
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Bonds, Series 2001C:
6,035	5.000%, 6/15/20	6/11 at 100.00	AAA	6,398,247
6,575	5.000%, 6/15/22	6/11 at 100.00	AAA	6,896,583
13,620	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	14,786,825
	Twenty-Eighth Series 2002, 5.000%, 11/01/20 – FSA Insured
2,250	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A,	4/08 at 100.00	A3	2,253,173
	5.250%, 7/01/21

130,975	Total New York			140,429,441

	North Carolina – 3.1% (1.9% of Total Investments)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,742,480
	Health System, Series 2007, 4.500%, 10/01/31
665	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/08 at 101.00	AAA	658,450
	Series 1998A, 4.750%, 12/01/28 – MBIA Insured
12,405	North Carolina Medical Care Commission, Hospital Revenue Bonds, Pitt County Memorial Hospital,	12/08 at 101.00	AAA	12,805,309
	Series 1998A, 4.750%, 12/01/28 (Pre-refunded 12/01/08) – MBIA Insured
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	8,044,125
	1/01/19 – MBIA Insured

24,570	Total North Carolina			25,250,364

	Ohio – 4.2% (2.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
180	5.125%, 6/01/24	6/17 at 100.00	BBB	174,184
1,800	5.875%, 6/01/30	6/17 at 100.00	BBB	1,790,964
1,740	5.750%, 6/01/34	6/17 at 100.00	BBB	1,677,047
3,930	5.875%, 6/01/47	6/17 at 100.00	BBB	3,795,476
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,635,200
	4.250%, 12/01/32 – FSA Insured (UB)
	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002:
2,165	5.250%, 6/01/19 – FSA Insured	12/12 at 100.00	AAA	2,360,673
2,600	5.250%, 6/01/21 – FSA Insured	12/12 at 100.00	AAA	2,834,988
2,000	5.000%, 12/01/22 – FSA Insured	12/12 at 100.00	AAA	2,118,540
10,350	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	10,160,181
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

34,765	Total Ohio			34,547,253

	Oklahoma – 6.9% (4.3% of Total Investments)
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	Aaa	1,873,980
	1/01/47 – FGIC Insured
17,510	Pottawatomie County Home Finance Authority, Oklahoma, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	20,046,148
	Series 1991A, 8.625%, 7/01/10 (ETM)
11,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	11,678,913
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)
23,005	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	12/08 at 100.00	B	22,886,293
	Series 2001B, 5.650%, 12/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

54,265	Total Oklahoma			56,485,334

	Oregon – 0.4% (0.3% of Total Investments)
3,000	Deschutes County School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series	6/11 at 100.00	Aaa	3,294,240
	2001A, 5.500%, 6/15/18 (Pre-refunded 6/15/11) – FSA Insured

	Pennsylvania – 3.8% (2.4% of Total Investments)
3,985	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	4,101,880
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,960	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	2/08 at 100.00	AAA	1,976,092
	Valley Medical Center, Series 1992, 7.000%, 8/01/22
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 96A, 4.650%,	10/16 at 100.00	AA+	1,396,620
	10/01/31 (Alternative Minimum Tax)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,749,136
	AMBAC Insured
7,800	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	8,005,374
	5.000%, 8/01/32 – FSA Insured
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B:
6,000	5.625%, 8/01/19 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aaa	6,769,620
5,500	5.625%, 8/01/20 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	Aaa	6,205,485

29,345	Total Pennsylvania			31,204,207

	Puerto Rico – 3.0% (1.9% of Total Investments)
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	Aaa	766,200
	0.000%, 7/01/42 – FGIC Insured
5,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – FSA Insured	8/12 at 100.00	AAA	5,149,050
1,500	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	1,522,110
	Bonds, Series 2002D, 5.125%, 7/01/20
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, Lehman	8/17 at 100.00	A+	5,320,700
	Municipal Trust Receipts FC8, 10.932%, 8/01/57 (IF)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AAA	5,943,500
10,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AAA	809,500
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	BBB–	1,554,690
3,840	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	3,731,136
	Series 2002, 5.375%, 5/15/33

81,840	Total Puerto Rico			24,796,886

	Rhode Island – 0.2% (0.1% of Total Investments)
1,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,502,940
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 9.3% (5.8% of Total Investments)
24,725	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA– (4)	28,030,732
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
	Horry County School District, South Carolina, General Obligation Bonds, Series 2001A:
5,840	5.000%, 3/01/20	3/12 at 100.00	Aa1	6,215,045
5,140	5.000%, 3/01/21	3/12 at 100.00	Aa1	5,470,091
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
5,240	5.250%, 8/15/20 – MBIA Insured	8/14 at 100.00	AAA	5,591,447
3,000	5.250%, 2/15/24 – MBIA Insured	8/14 at 100.00	AAA	3,139,140
13,615	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue Bonds, Series 2001B,	10/11 at 100.00	Aaa	14,866,763
	5.125%, 10/01/21 (Pre-refunded 10/01/11) – AMBAC Insured
12,600	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	12,824,910
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/28

70,160	Total South Carolina			76,138,128

	Tennessee – 0.4% (0.2% of Total Investments)
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	3,145,440
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

	Texas – 17.7% (11.1% of Total Investments)
535	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	AAA	584,632
	Series 2001, 5.375%, 11/01/16 – FSA Insured
465	Alamo Community College District, Bexar County, Texas, Combined Fee Revenue Refunding Bonds,	11/11 at 100.00	Aaa	512,816
	Series 2001, 5.375%, 11/01/16 (Pre-refunded 11/01/11) – FSA Insured
6,500	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue	11/08 at 101.00	AAA	6,721,260
	Bonds, Buckner Retirement Services Inc. Obligated Group, Series 1998, 5.250%, 11/15/19
	(Pre-refunded 11/15/08)
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	10,859,162
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
5,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	Aaa	5,435,760
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	Aaa	5,190,850
	Series 2001A, 5.625%, 11/01/21 – FGIC Insured (Alternative Minimum Tax)
2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	AAA	2,789,100
	5.250%, 11/15/30 – MBIA Insured
22,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	Aaa	24,282,899
	5.250%, 12/01/30 (Pre-refunded 12/01/10) – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 33.33	AAA	1,411,380
	Bonds, Series 2006, 0.000%, 8/15/34
	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health
	System, Series 1998:
4,900	5.250%, 7/01/15	7/08 at 101.00	AA–	5,000,303
8,495	5.250%, 7/01/16	7/08 at 101.00	AA–	8,624,464
17,655	Matagorda County Navigation District 1, Texas, Revenue Refunding Bonds, Houston Industries	11/08 at 102.00	AAA	17,769,581
	Inc., Series 1998B, 5.150%, 11/01/29 – MBIA Insured
7,650	Port of Corpus Christi Authority, Nueces County, Texas, Revenue Refunding Bonds, Union Pacific	5/08 at 100.00	BBB	7,663,235
	Corporation, Series 1992, 5.350%, 11/01/10
2,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	2,118,280
	2002A, 5.750%, 10/01/21 – RAAI Insured
14,680	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/09 at 100.00	AAA	15,499,291
	1999, 5.800%, 8/15/29 (Pre-refunded 8/15/09)
11,300	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%,	No Opt. Call	AAA	12,480,511
	2/01/17 (ETM)
3,750	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,040,475
	Refunding Bonds, Series 2001, 5.125%, 2/01/23 (Pre-refunded 2/01/11)
2,920	Tarrant County Cultural and Education Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,706,606
	Tarrant County Health Resources, Series 2007B, Residuals 1831, 10.261%, 11/15/47 (IF)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/38	8/15 at 30.30	AAA	1,732,267
9,110	0.000%, 8/15/39	8/15 at 28.63	AAA	1,640,620
6,610	0.000%, 8/15/42	8/15 at 24.42	AAA	1,001,151
7,110	0.000%, 8/15/43	8/15 at 23.11	AAA	1,016,090
5,000	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AAA	5,421,300
	Series 2001, 5.000%, 8/01/22 (Pre-refunded 8/01/11) – AMBAC Insured

170,745	Total Texas			144,502,033

	Utah – 1.6% (1.0% of Total Investments)
5,800	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project,	2/08 at 100.00	BB–	5,818,154
	Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)
7,155	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	7,524,842
	5.000%, 4/01/25 – FSA Insured

12,955	Total Utah			13,342,996

	Virginia – 2.2% (1.3% of Total Investments)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Refunding Bonds, Series 2001B, 5.125%,	7/11 at 100.00	Aaa	4,005,400
	7/01/31 – FGIC Insured (Alternative Minimum Tax)
11,040	Suffolk Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue	No Opt. Call	Aaa	11,749,982
	Refunding Bonds, Windsor at Potomac Vista L.P. Project, Series 2001, 4.850%, 7/01/31
	(Mandatory put 7/01/11)
665	Virginia Housing Development Authority, Rental Housing Bonds, Series 1999F, 5.000%, 5/01/15	5/09 at 101.00	AA+	678,293
	(Alternative Minimum Tax)
	Virginia Resources Authority, Water System Revenue Refunding Bonds, Series 2002:
500	5.000%, 4/01/18	4/12 at 102.00	AA	541,440
500	5.000%, 4/01/19	4/12 at 102.00	AA	541,440

16,705	Total Virginia			17,516,555

	Washington – 10.4% (6.5% of Total Investments)
6,750	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,329,488
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,779,600
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – MBIA Insured	8/10 at 100.00	AAA	7,151,967
	(Alternative Minimum Tax)
13,400	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.400%, 12/01/25	12/10 at 100.00	Aa3	14,054,590
9,440	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18	1/11 at 101.00	AAA	10,406,467
	(Pre-refunded 1/01/11) – FSA Insured
5,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	Aaa	4,850,550
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
3,265	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,365,954
	Series 2002, 6.500%, 6/01/26
18,145	Washington, General Obligation Bonds, Series 2001-02A, 5.000%, 7/01/23 – FSA Insured	7/11 at 100.00	AAA	18,978,037
	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C:
7,000	5.000%, 1/01/21 – FSA Insured	1/12 at 100.00	AAA	7,437,640
7,960	5.000%, 1/01/22 – FSA Insured	1/12 at 100.00	AAA	8,345,662

80,410	Total Washington			84,699,955

	Wisconsin – 1.4% (0.9% of Total Investments)
180	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	184,791
	Bonds, Series 2002, 6.125%, 6/01/27
7,545	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	Aaa	7,875,471
	Series 1997A, 5.450%, 9/01/14 – AMBAC Insured
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	3,016,110
	Series 2004, 5.750%, 5/01/29

10,725	Total Wisconsin			11,076,372

$ 1,514,320	Total Investments (cost $1,234,313,468) – 160.1%			1,305,688,509

	Floating Rate Obligations – (6.0)%			(48,875,000)

	Other Assets Less Liabilities – 1.3%			10,977,665

	Preferred Shares, at Liquidation Value – (55.4)% (5)			(452,000,000)

	Net Assets Applicable to Common Shares – 100%			$815,791,174

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and
FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers.
One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.6)%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $1,184,942,234.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$81,689,813
Depreciation	(9,819,084)

Net unrealized appreciation (depreciation) of investments	$71,870,729

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.